Financial Instruments - Schedule of Fair Value Hierarchy of Assets and Liabilities Measured At Fair Value On a Recurring Basis (Parenthetical) (Details) - Discount Rate, Measurement Input	Mar. 31, 2026	Mar. 31, 2025
Contingent Consideration
Disclosure Of Fair Value Measurement Of Liabilities Towards Contingent Consideration
Contingent consideration discount rate		0.06
Bottom of Range | Financial Liability Under Option Arrangements
Disclosure Of Fair Value Measurement Of Liabilities Towards Contingent Consideration
Contingent consideration discount rate	0.095	0.09
Bottom of Range | Contingent Consideration
Disclosure Of Fair Value Measurement Of Liabilities Towards Contingent Consideration
Contingent consideration discount rate	0.025
Top of Range | Financial Liability Under Option Arrangements
Disclosure Of Fair Value Measurement Of Liabilities Towards Contingent Consideration
Contingent consideration discount rate	0.145	0.15
Top of Range | Contingent Consideration
Disclosure Of Fair Value Measurement Of Liabilities Towards Contingent Consideration
Contingent consideration discount rate	0.06